Basic and Diluted Net Loss per Share - Summary Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss attributable to common stockholders	$ (18,114)	$ (72,064)
Denominator:
Basic and diluted net loss per share	$ (0.51)	$ (2.07)
Common Class A
Numerator
Net loss attributable to common stockholders	$ (14,558)	$ (57,720)
Denominator:
Weighted average shares outstanding, basic and diluted	28,412,457	27,817,465
Basic and diluted net loss per share	$ (0.51)	$ (2.07)
Common Class F
Numerator
Net loss attributable to common stockholders	$ (3,556)	$ (14,344)
Denominator:
Weighted average shares outstanding, basic and diluted	6,941,352	6,941,352
Basic and diluted net loss per share	$ (0.51)	$ (2.07)